GOF P4 07/17

SUPPLEMENT DATED JULY 11, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

TEMPLETON INSTITUTIONAL FUNDS

Emerging Markets Series

Foreign Smaller Companies Series

Global Equity Series

International Equity Series

TEMPLETON GLOBAL OPPORTUNITES TRUST

  The International Equity Series Prospectus is amended as follows:

I.  Cindy L. Sweeting, CFA, President of Investment Counsel and lead portfolio manager of the Fund, will be retiring effective December 31, 2017. Effective January 1, 2018, it is anticipated that she will no longer be a portfolio manager of the Fund, and Mr. Antonio T. Docal will become the lead portfolio manager, supported by Mr. Peter A. Nori and Mr. Matthew R. Nagle.

II. Effective January 1, 2018, the portfolio management team under the “FUND SUMMARIES – International Equity Series – Portfolio Managers” section on page 28 is replaced with the following:

Portfolio Managers

Antonio T. Docal, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio  manager of the Fund since 2003.

 Peter A. Nori, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

 Matthew R. Nagle, CFA  Portfolio Manager of Investment Counsel and portfolio manager of the Fund since January 2018.

III. Effective January 1, 2018, the portfolio management team under the “FUND DETAILS – International Equity Series – Management” section beginning on page 67 is replaced with the following:

 The Fund is managed by a team of dedicated professionals focused on investments in foreign markets. The portfolio managers of the team are as follows:

 Antonio T. Docal, CFA   Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel

 Mr. Docal has been a portfolio manager of the Fund since 2003. He has primary responsibility for the investments of the Fund.  He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

 Peter A. Nori, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

 Mr. Nori has been a portfolio manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Matthew R. Nagle, CFA   Portfolio Manager of Investment Counsel

 Mr. Nagle has been a portfolio manager of the Fund since January 2018, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2003.

 CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Global Equity Series Prospectus is amended as follows:

IV. Cindy L. Sweeting, CFA, President of Investment Counsel and a portfolio manager of the Fund, will be retiring effective December 31, 2017. Effective January 1, 2018, it is anticipated that she will no longer be a portfolio manager of the Fund, and Mr. Peter A. Nori will continue to be lead portfolio manager, supported by Mr. Antonio T. Docal and Mr. Matthew R. Nagle.

V. Effective January 1, 2018, the portfolio management team under the “FUND SUMMARIES – Global Equity Series – Portfolio Managers” section on page 21 is replaced with the following:

Portfolio Managers

 Peter A. Nori, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since inception (2008).

 Antonio T. Docal, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since inception (2008).

 Matthew R. Nagle, CFA  Portfolio Manager of Investment Counsel and portfolio manager of the Fund since January 2018.

VI. Effective January 1, 2018, the portfolio management team under the “FUND DETAILS – Global Equity Series – Management” section beginning on page 58 is replaced with the following:

 The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio   managers of the team are as follows:

 Peter A. Nori, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

 Mr. Nori has been a portfolio manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1987.

 Antonio T. Docal, CFA   Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel

 Mr. Docal has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

 Matthew R. Nagle, CFA   Portfolio Manager of Investment Counsel

 Mr. Nagle has been a portfolio manager of the Fund since January 2018, providing research and advice on the  purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in  2003.

The Templeton Global Opportunities Trust Prospectus is amended as follows:

VII. Cindy L. Sweeting, CFA, President of Investment Counsel and a portfolio manager of the Fund, will be retiring effective December 31, 2017. Effective January 1, 2018, it is anticipated that she will no longer be a portfolio manager of the Fund, and Alan Chua will continue to be lead portfolio manager, supported by Ms. Joanne Wong.

VIII. Effective January 1, 2018, the portfolio management team under the “FUND SUMMARY – Templeton Global Opportunities Trust – Portfolio Managers” section on page 9 is replaced with the following:

Portfolio Managers

 Alan Chua, CFA   Portfolio Manager of Asset Management and portfolio manager of the Fund since 2010.

 Joanne Wong, CFA   Portfolio Manager of FTIA and portfolio manager of the Fund since 2010.

IX. Effective January 1, 2018, the portfolio management team under the “FUND DETAILS – Templeton Global Opportunities Trust – Management” section beginning on page 21 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in developing or emerging markets. The portfolio managers of the team are as follows:

Alan Chua, CFA   Portfolio Manager of Asset Management

Mr. Chua has been the lead portfolio manager of the Fund since 2010. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2000.

Joanne Wong, CFA   Portfolio Manager of FTIA

Ms. Wong has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 2002.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your Prospectus for future reference.